Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)		6 Months Ended		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Expenses paid on behalf of the Group by related parties
Total Expenses paid on behalf of the Group by related parties				$ 446,469	$ 1,728,398	$ 1,424,460
Stock-based compensation(1)
Total Stock-based compensation		$ 1,209,000
Repurchase of Class A Shares by issuing Class B Shares
Total Repurchase of Class A Shares by issuing Class B Shares
Related Party [Member]
Service provided by related parties
Total Service provided by related parties		342,988
Smart Bloom Global Limited(Wu Zhihua) [Member]
Repurchase of Class A Shares by issuing Class B Shares
Total Repurchase of Class A Shares by issuing Class B Shares		500
Mr. Fuyunishiki Ryo [Member]
Expenses paid on behalf of the Group by related parties
Total Expenses paid on behalf of the Group by related parties			65,538	433,680	218,038	78,240
Repayment to related parties
Total Repayment to related parties		208,637	75,849
Mrs. Qi Xiaoyu [Member]
Expenses paid on behalf of the Group by related parties
Total Expenses paid on behalf of the Group by related parties			241,147	6,669	1,480,137	1,165,096
Repayment to related parties
Total Repayment to related parties			253,155
Interest bearing loan to related parties with an annual interest rate of 4%
Total Interest bearing loan to related parties with an annual interest rate		99,876
Ms. Wu Shunyu [Member]
Expenses paid on behalf of the Group by related parties
Total Expenses paid on behalf of the Group by related parties			6,130	6,120	30,222	104,225
Repayment to related parties
Total Repayment to related parties		105,601
Related Party [Member]
Expenses paid on behalf of the Group by related parties
Total Expenses paid on behalf of the Group by related parties			312,815
Repayment to related parties
Total Repayment to related parties		314,238	329,004
Interest bearing loan to related parties with an annual interest rate of 4%
Total Interest bearing loan to related parties with an annual interest rate		99,876
Stock-based compensation(1)
Total Stock-based compensation	[1]	1,209,000
Repurchase of Class A Shares by issuing Class B Shares
Total Repurchase of Class A Shares by issuing Class B Shares		500
Hermann Limited [Member]
Service provided by related parties
Total Service provided by related parties	[2]	342,988
Mr. Wu Zhihua [Member]
Expenses paid on behalf of the Group by related parties
Total Expenses paid on behalf of the Group by related parties						$ 76,299
Stock-based compensation(1)
Total Stock-based compensation	[1]	$ 1,209,000

[1]	On November 7, 2024, a resolution of the directors of the Company was adopted to issue 5,000,000 Class B ordinary shares of par value US$0.00025 each (the New Shares) to WU Zhihua. Due to the fact that Class B shares are not tradable and the voting rights are different from those of Class A shares, the price per share of $0.2418 is based on the valuation report issued by appraisers.
[2]	The company signed service agreement with Hermann Limited in December 2023, providing corporate management and investment and financing consulting services for the company for three years, with contract amount of $2,060,000. Since Hermann Limited obtained a portion of the company’s mortgaged shares through the issuance of convertible notes, and became a shareholder of the company with a 7.1% shareholding ratio. Therefore, it was reclassified into amount due from related parties on March 31, 2025. For the six months ended March 31, 2025, the amortized expense amount is $342,988, and the remaining amount is $1,142,885.